Financial Risk Management - Summary of Breakdown of the Financial Assets (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 100,190	$ 78,280	$ 61,585
Current Trade Receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,822
Current Trade Receivable [member] | Less than three months past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,603
Current Trade Receivable [member] | Between three and six months past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,820
Current Trade Receivable [member] | More than six months past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,399
Other Current Receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,233
Other Current Receivables [member] | Less than three months past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	798
Other Current Receivables [member] | Between three and six months past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	453
Other Current Receivables [member] | More than six months past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 982